Contract Balances	12 Months Ended
Dec. 31, 2021
Contract Balances
Contract Balances

13. Contract Balances

The following table provides information about receivables and contract liabilities with customers:

	As of December 31,
	2020	2021
	RMB	RMB
Trade receivables	52,871	54,829
Contract liabilities	135,385	139,155

As of December 31, 2020, and 2021, the contract assets were nil and nil, respectively. Trade receivables are recorded when the right to consideration becomes unconditional.

Contract liabilities relate to the payments received for information service and sales of equipment and maintenance services in advance of performance under the contract. As of December 31, 2020 and 2021, contract liabilities were RMB135,385 and RMB139,155, respectively. The Group’s information service and sales of equipment are provided in a relatively short period, as such the contract liabilities are generally recognized as revenue within three months. The Group’s maintenance services are generally provided over twelve months and the contract liabilities relate to the payments received for maintenance services are generally recognized as revenue within 12 months accordingly.

Revenue recognized that was included in the contract liability balance at the beginning of the years ended December 31, 2019, 2020 and 2021 is RMB116,967, RMB93,725 and RMB135,385, respectively.

As of December 31, 2020 and 2021, the Group does not have unsatisfied performance obligations with the related contract of duration over one year.